UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2014


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA ULTRA SHORT-TERM BOND FUND]

 ==============================================================

       SEMIANNUAL REPORT
       USAA ULTRA SHORT-TERM BOND FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JUNE 30, 2014

 ==============================================================

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

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PRESIDENT'S MESSAGE

"...[W]E HAVE BELIEVED FOR SOME TIME THE
ECONOMIC RECOVERY WILL BE MORE GRADUAL              [PHOTO OF BROOKS ENGLEHARDT]
THAN THE MARKET'S INITIAL EXPECTATIONS."

--------------------------------------------------------------------------------

AUGUST 2014

The six-month reporting period was a reminder that nothing should be taken for granted, especially when it comes to the economy and financial markets. In January 2014, when the six-month period began, many observers anticipated U.S. economic growth of more than 3% in 2014. Interest rates were expected to rise once the U.S. Federal Reserve (the Fed) began tapering (or reducing) its quantitative easing (QE) asset purchases. The equity market was expected to become more volatile, as Fed tapering continued. Instead, stock market volatility remained low, interest rates fell, and U.S. economic growth slowed.

At USAA Asset Management Company, we have believed for some time the economic recovery will be more gradual than the market's initial expectations. Indeed, economic growth disappointed many during the reporting period, contracting by 2.9% in the first quarter of 2014. Some attributed the deceleration to the extreme winter weather, but we are not entirely convinced. For example, in Canada, where the winter weather was equally harsh, economic growth remained positive. In the second quarter, economic growth appeared to pick up - manufacturing data and construction spending improved, for example - suggesting the economy was getting healthier. Nevertheless, we believe that gross domestic product growth for 2014 is likely to fall short of the market's expectations at the beginning of the year.

At the same time, inflationary pressures are increasing. The Fed has a long-stated inflation target of 2%. By many measures, inflation is at or near that range. If inflation continues to rise, the Fed may taper its QE asset purchases more aggressively.

Meanwhile, the U.S. stock market generated positive returns during the reporting period, with little to no increase in market volatility. International stocks also generated positive returns. We remain concerned, and are also

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

================================================================================

uncertain, if the improving economy can generate the revenue and earnings growth needed to justify current valuations and serve as a foundation for future price gains. Valuations will continue to rise, in our opinion, if economic growth accelerates and profit margins can maintain their current levels. If growth stalls and profit margins decrease, earnings may disappoint and stocks may trim their gains. Based on fundamental valuation at the time of this writing, we are more optimistic about the near-term prospects for international stocks than for U.S. stocks.

As for interest rates, they declined after the Fed started tapering its QE asset purchases. By the end of the reporting period, the Fed - which had bought $85 billion of U.S. Treasury securities and mortgage-backed securities every month during 2013 - had cut its asset purchases by more than half, with $35 billion slated for purchase in July 2014. Longer-term interest rates, which had been expected to increase, dropped and bond prices (which tend to move inversely with rates) increased. We have long believed that, while interest rates would rise over the longer term, it would be at a much more gradual pace than the market was expecting.

In the months ahead, we will continue to monitor the direction of interest rates and central bank policy, as well as the financial markets, corporate earnings, economic trends, and other factors that could potentially affect your investments. Assuming the U.S. economy regains its footing and continues to strengthen, we expect the Fed to end its QE asset purchases by the end of 2014. We believe that other global central banks are likely to maintain their easy monetary policies, using rate cuts and/or asset purchases, to boost economic growth in their countries and to support their financial markets.

On behalf of everyone at USAA Asset Management Company, thank you for allowing us to help you manage your investments. We appreciate your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Asset Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER COMMENTARY                                                            2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

   Portfolio of Investments                                                  11

   Notes to Portfolio of Investments                                         26

   Financial Statements                                                      30

   Notes to Financial Statements                                             33

EXPENSE EXAMPLE                                                              46

ADVISORY AGREEMENT(S)                                                        48

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA ULTRA SHORT-TERM BOND FUND (THE FUND) SEEKS TO PROVIDE HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is normally to invest at least 80% of the Fund's assets in investment-grade debt securities that have a dollar-weighted average portfolio maturity of 18 months (one and a half years) or less. These securities will consist primarily of U.S. dollar-denominated debt securities that may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics, including synthetic securities. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER COMMENTARY ON THE FUND                     [PHOTO OF TONY ERA]

TONY ERA
USAA Asset Management Company

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o  HOW DID THE USAA ULTRA SHORT-TERM BOND FUND (THE FUND) PERFORM DURING THE
   REPORTING PERIOD?

   The Fund has two share classes: Fund Shares and Institutional Shares. For the six-month reporting period ended June 30, 2014, the Fund Shares and Institutional Shares had a total return of 0.89% and 0.92%, respectively. This compares to a total return of 0.02% for the Citigroup 3-Month U.S. Treasury-Bill Index and 0.47% for the Lipper Ultra Short Obligations Funds Index.

   USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o  WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   During January of this year, interest rates trended downward on concern about emerging markets and geopolitical turmoil, as well as the potential impact on the U.S. economy from unusually harsh winter weather. Bond prices, which tend to move in the opposite direction of rates, generally increased. Also in January, and as anticipated, the U.S. Federal Reserve (the Fed) began reducing (or tapering) its asset purchases and then

   Refer to page 6 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

   continued to trim them every month through the end of the reporting period. Longer-term interest rates, which were expected to rise in response to Fed tapering, dropped instead and closed the reporting period lower than where they began. At the same time, bond prices appreciated, rebounding from declines suffered during 2013 on taper fears.

   Meanwhile, shorter-term rates edged up in March of this year on a suggestion by Janet Yellen, the new Fed Chair, that the Fed might raise rates sooner than expected. Rates declined after the Fed said it was assessing a wide range of qualitative measures to determine when it would be appropriate to raise short-term interest rates. They moved up again as inflationary pressures increased and the economic recovery continued, albeit in fits and starts. The Fed continued to hold the target federal funds rate between 0% and 0.25%.

o  WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

   We continued to focus on relative value opportunities among various sectors toward the front-end of the yield curve. We also maintained our disciplined approach to liquidity management, which gave us the ability to invest opportunistically during periods of market volatility.

   At the end of the reporting period, the fund had a weighted average maturity of close to one year at 1.2 years. The portfolio's duration, which is a measure of its sensitivity to changes in interest rates, was one year.

o  WHAT IS YOUR OUTLOOK?

   At the end of the reporting period, a number of economic indicators - such as job growth, improving consumer sentiment, new home construction, and manufacturing activity - suggested the U.S. economic recovery was continuing and that the first-quarter contraction may have been temporary. Even so, we expect the economy to remain on a slow-growth track. If it continues to strengthen, the Fed is likely to finish tapering by the end of 2014. However, we expect shorter-term rates to

================================================================================

                                             MANAGER COMMENTARY ON THE FUND |  3

================================================================================

   remain low as long as the Fed keeps the federal funds rate near zero. Accordingly, the yields on short-term bonds are likely to remain low and given the ongoing low interest rate environment, we believe the Fund's SEC yield may continue to trend downward. We will continue to seek attractive investment opportunities, relying on the skill and judgment of our experienced research analysts as we strive to provide you with a high-quality diversified bond fund of short duration.

   Thank you for your continued investment in the Fund.

   As interest rates rise, existing bond prices generally fall ; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

   You will find a complete list of securities that the Fund owns on pages
   11-25.

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4  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

INVESTMENT OVERVIEW

USAA ULTRA SHORT-TERM BOND FUND SHARES (FUND SHARES) (Ticker Symbol: UUSTX)

--------------------------------------------------------------------------------
                                       6/30/14                      12/31/13
--------------------------------------------------------------------------------
Net Assets                         $478.4 Million                $492.9 Million
Net Asset Value Per Share              $10.14                        $10.11
Dollar-Weighted Average
  Portfolio Maturity                  1.2 Year                      1.1 Year

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/14
--------------------------------------------------------------------------------
  12/31/13 - 6/30/14*            1 YEAR             SINCE INCEPTION 10/18/10
         0.89%                    1.85%                       1.85%

--------------------------------------------------------------------------------
   30-DAY SEC YIELD** AS OF 6/30/14              EXPENSE RATIO AS OF 12/31/13***
--------------------------------------------------------------------------------
                0.87%                                         0.58%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    USAA ULTRA
                    SHORT-TERM           LIPPER ULTRA          CITIGROUP 3-MONTH
                       BOND           SHORT OBLIGATIONS          U.S. TREASURY
                   FUND SHARES           FUNDS INDEX               BILL INDEX
 10/31/2010         $10,000.00            $10,000.00               $10,000.00
 11/30/2010           9,990.51              9,999.63                10,001.18
 12/31/2010           9,990.55             10,001.43                10,002.47
  1/31/2011          10,010.25             10,010.36                10,003.67
  2/28/2011          10,032.31             10,022.47                10,004.80
  3/31/2011          10,043.36             10,028.04                10,006.00
  4/30/2011          10,075.82             10,046.48                10,007.05
  5/31/2011          10,117.41             10,055.32                10,007.83
  6/30/2011          10,119.72             10,057.04                10,008.33
  7/31/2011          10,141.41             10,063.96                10,008.65
  8/31/2011          10,133.47             10,054.67                10,009.13
  9/30/2011          10,117.83             10,041.28                10,009.51
 10/31/2011          10,149.84             10,055.48                10,009.88
 11/30/2011          10,142.00             10,053.10                10,009.99
 12/31/2011          10,150.41             10,058.88                10,010.08
  1/31/2012          10,203.58             10,092.30                10,010.18
  2/29/2012          10,238.65             10,111.50                10,010.40
  3/31/2012          10,253.20             10,127.40                10,010.84
  4/30/2012          10,287.80             10,141.92                10,011.41
  5/31/2012          10,291.26             10,147.98                10,012.11
  6/30/2012          10,316.42             10,158.77                10,012.73
  7/31/2012          10,350.23             10,185.09                10,013.42
  8/31/2012          10,385.83             10,204.92                10,014.13
  9/30/2012          10,418.79             10,224.24                10,014.91
 10/31/2012          10,443.70             10,232.20                10,015.75
 11/30/2012          10,457.57             10,234.96                10,016.52
 12/31/2012          10,467.85             10,238.23                10,017.27
  1/31/2013          10,491.97             10,248.67                10,017.85
  2/28/2013          10,516.22             10,255.22                10,018.30
  3/31/2013          10,530.56             10,260.54                10,018.91
  4/30/2013          10,544.03             10,271.15                10,019.57
  5/31/2013          10,535.72             10,266.32                10,020.21
  6/30/2013          10,506.12             10,245.46                10,020.62
  7/31/2013          10,527.78             10,253.75                10,020.97
  8/31/2013          10,527.64             10,254.22                10,021.29
  9/30/2013          10,558.36             10,266.89                10,021.57
 10/31/2013          10,579.36             10,277.35                10,021.79
 11/30/2013          10,600.08             10,287.15                10,021.98
 12/31/2013          10,606.44             10,289.73                10,022.29
  1/31/2014          10,626.27             10,300.80                10,022.77
  2/28/2014          10,647.48             10,308.34                10,023.19
  3/31/2014          10,647.52             10,313.97                10,023.54
  4/30/2014          10,669.02             10,322.00                10,023.83
  5/31/2014          10,689.79             10,332.41                10,024.15
  6/30/2014          10,700.29             10,337.74                10,024.41

                                   [END CHART]

                          Data from 10/31/10 to 6/30/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Ultra Short-Term Bond Fund Shares to the following benchmarks:

o The unmanaged Lipper Ultra Short Obligations Funds Index tracks the total return performance of the 10 largest funds within the Lipper Ultra Short Obligations Funds category.

o The unmanaged Citigroup 3-Month U.S. Treasury Bill Index represents the total return received by investors of 3-month U.S. Treasury securities.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

*The performance of the Lipper Ultra Short Obligations Funds Index and Citigroup 3-Month U.S. Treasury Bill Index is calculated from the end of the month, October 31, 2010, while the Fund Shares' inception date is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

6  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

USAA ULTRA SHORT-TERM BOND FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UUSIX)

--------------------------------------------------------------------------------
                                        6/30/14                   12/31/13*
--------------------------------------------------------------------------------
Net Assets                            $83.5 Million             $53.5 Million
Net Asset Value Per Share                $10.14                     $10.11
Dollar-Weighted Average
 Portfolio Maturity                     1.2 Year                  1.1 Year

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/14
--------------------------------------------------------------------------------
  12/31/13 - 6/30/14**                                 SINCE INCEPTION 7/12/13**
       0.92%                                                     1.83%

--------------------------------------------------------------------------------
30-DAY SEC YIELD*** AS OF 6/30/14               EXPENSE RATIO AS OF 12/31/13****
--------------------------------------------------------------------------------
         0.96%                                               0.56%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The Institutional Shares commenced operations on July 12, 2013.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

***Calculated as prescribed by the Securities and Exchange Commission.

****The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       USAA ULTRA
                       SHORT-TERM
                       BOND FUND              LIPPER ULTRA    CITIGROUP 3-MONTH
                     INSTITUTIONAL         SHORT OBLIGATIONS    U.S. TREASURY
                        SHARES                FUNDS INDEX         BILL INDEX
 7/31/2013             $10,000.00              $10,000.00           $10,000.00
 8/31/2013              10,015.38               10,000.46            10,000.32
 9/30/2013              10,045.24               10,012.81            10,000.60
10/31/2013              10,075.96               10,023.02            10,000.82
11/30/2013              10,085.99               10,032.58            10,001.01
12/31/2013              10,091.20               10,035.09            10,001.32
 1/31/2014              10,110.37               10,045.89            10,001.80
 2/28/2014              10,130.87               10,053.24            10,002.22
 3/31/2014              10,131.33               10,058.74            10,002.57
 4/30/2014              10,152.38               10,066.56            10,002.85
 5/31/2014              10,172.81               10,076.72            10,003.17
 6/30/2014              10,183.49               10,081.92            10,003.43

                                   [END CHART]

                          Data from 7/31/13 to 6/30/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Ultra Short-Term Bond Fund Institutional Shares to the Fund's benchmarks listed above (see page 6 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

*The performance of the Lipper Ultra Short Obligations Funds Index and Citigroup 3-Month U.S. Treasury Bill Index is calculated from the end of the month, July 31, 2013, while the Institutional Shares initially invested in securities on July 15, 2013. There may be a slight variation of performance numbers because of this difference.

================================================================================

8  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

                         o ASSET ALLOCATION - 6/30/14 o

                         [PIE CHART OF ASSET ALLOCATION]

CORPORATE OBLIGATIONS                                                      46.7%
EURODOLLAR AND YANKEE OBLIGATIONS                                          22.6%
COMMERCIAL MORTGAGE SECURITIES                                             11.9%
MONEY MARKET INSTRUMENTS                                                    8.9%
ASSET-BACKED SECURITIES                                                     6.2%
MUNICIPAL BONDS                                                             4.1%
U.S. GOVERNMENT AGENCY ISSUES                                               0.5%
EXCHANGE-TRADED FUNDS                                                       0.2%

                                   [END CHART]

Percentages are of the net assets of the Fund, and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                       o PORTFOLIO RATINGS MIX - 6/30/14 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

A                                                                          36.0%
AA                                                                         14.2%
AAA                                                                        13.7%
BBB                                                                        29.4%
BELOW INVESTMENT-GRADE                                                      4.9%
UNRATED                                                                     1.8%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide an independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 11-25.

================================================================================

10  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                           COUPON                      VALUE
(000)       SECURITY                                              RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (46.7%)

            CONSUMER DISCRETIONARY (3.2%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.4%)
 $ 1,000    Ford Motor Credit Co., LLC                            3.88%      1/15/2015    $  1,018
   1,000    Ford Motor Credit Co., LLC                            1.47(a)    5/09/2016       1,015
                                                                                          --------
                                                                                             2,033
                                                                                          --------
            CABLE & SATELLITE (1.0%)
   2,500    CSC Holdings, LLC(b)                                  2.15       4/16/2018       2,491
   1,000    NBC Universal Enterprise(c)                           0.76(a)    4/15/2016       1,006
   2,000    Time Warner Cable, Inc.                               5.85       5/01/2017       2,251
                                                                                          --------
                                                                                             5,748
                                                                                          --------
            CASINOS & GAMING (0.4%)
   1,970    MGM Resorts International(b)                          2.90      12/20/2017       1,979
                                                                                          --------
            HOTELS, RESORTS & CRUISE LINES (0.3%)
   1,865    Hyatt Hotels Corp.                                    3.88       8/15/2016       1,967
                                                                                          --------
            RESTAURANTS (0.7%)
   3,990    Aramark Corp.(b)                                      3.25       9/07/2019       3,968
                                                                                          --------
            SPECIALTY STORES (0.4%)
   2,000    Staples, Inc.                                         2.75       1/12/2018       2,023
                                                                                          --------
            Total Consumer Discretionary                                                    17,718
                                                                                          --------
            CONSUMER STAPLES (0.7%)
            -----------------------
            DRUG RETAIL (0.4%)
   2,000    CVS Caremark Corp.                                    2.25      12/05/2018       2,026
                                                                                          --------
            FOOD RETAIL (0.3%)
   2,000    Safeway, Inc.                                         5.63       8/15/2014       2,012
                                                                                          --------
            Total Consumer Staples                                                           4,038
                                                                                          --------
            ENERGY (1.6%)
            -------------
            OIL & GAS DRILLING (0.2%)
   1,000    Nabors Industries, Inc.                               2.35       9/15/2016       1,022
                                                                                          --------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
   1,650    EQT Corp.                                             5.15       3/01/2018       1,802
                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                       COUPON                          VALUE
(000)         SECURITY                                        RATE          MATURITY         (000)
--------------------------------------------------------------------------------------------------
              OIL & GAS REFINING & MARKETING (0.1%)
 $   795      Tesoro Corp.(b)                                 2.40%          5/30/2016    $    799
                                                                                          --------
              OIL & GAS STORAGE & TRANSPORTATION (1.0%)
   3,000      Boardwalk Pipelines, LLC                        5.50           2/01/2017       3,270
   1,000      Sabine Pass LNG, LP                             7.50          11/30/2016       1,110
   1,000      Sabine Pass LNG, LP(c)                          7.50          11/30/2016       1,082
                                                                                          --------
                                                                                             5,462
                                                                                          --------
              Total Energy                                                                   9,085
                                                                                          --------
              FINANCIALS (30.5%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
   1,000      State Street Bank & Trust Co.                   0.43(a)       12/08/2015       1,000
                                                                                          --------
              CONSUMER FINANCE (2.9%)
   6,000      American Express Bank, FSB                      0.45(a)        6/12/2017       5,990
   2,000      Capital One Bank, N.A.                          2.25           2/13/2019       2,015
   2,000      Capital One Financial Corp.                     1.38(a)        7/15/2014       2,001
   3,530      Capital One, N.A.                               0.68(a)        3/22/2016       3,540
   1,000      Caterpillar Financial Services Corp.            0.47(a)        2/26/2016       1,002
   2,000      Ford Motor Credit Co., LLC                      2.75           5/15/2015       2,039
                                                                                          --------
                                                                                            16,587
                                                                                          --------
              DIVERSIFIED BANKS (3.5%)
   3,250      Bank of America Corp.                           0.55(a)        8/15/2016       3,223
   2,000      HSBC USA, Inc.                                  2.38           2/13/2015       2,025
   3,500      Santander Holdings USA, Inc.                    3.00           9/24/2015       3,596
   1,300      U.S. Bancorp                                    3.44           2/01/2016       1,355
   2,000      Wachovia Corp.                                  0.56(a)       10/28/2015       2,005
   3,000      Wachovia Corp.                                  0.60(a)       10/15/2016       2,996
   2,500      Wells Fargo & Co.                               0.43(a)       10/28/2015       2,501
   2,000      Wells Fargo Bank N.A.                           0.44(a)        5/16/2016       1,996
                                                                                          --------
                                                                                            19,697
                                                                                          --------
              LIFE & HEALTH INSURANCE (3.0%)
   2,067      Lincoln National Corp.                          4.30           6/15/2015       2,137
   2,000      MetLife Global Funding I(c)                     1.88           6/22/2018       2,008
   1,000      New York Life Global Funding(c)                 1.30           1/12/2015       1,005
   1,000      New York Life Global Funding(c)                 0.80           2/12/2016       1,003
   1,000      Principal Life Global Funding II(c)             1.00          12/11/2015       1,006
   2,000      Principal Life Income Funding Trust             5.55           4/27/2015       2,085
   3,200      Prudential Covered Trust(c)                     3.00           9/30/2015       3,279
   4,286      Prudential Holdings, LLC(c)                     1.11(a)       12/18/2017       4,322
                                                                                          --------
                                                                                            16,845
                                                                                          --------

================================================================================

12  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                            COUPON                     VALUE
(000)      SECURITY                                                RATE       MATURITY       (000)
--------------------------------------------------------------------------------------------------
           MULTI-LINE INSURANCE (0.2%)
 $ 1,000   MassMutual Global Funding, LLC(c)                       2.10%      8/02/2018   $  1,010
                                                                                          --------
           MULTI-SECTOR HOLDINGS (1.0%)
   5,000   Leucadia National Corp.(d)                              8.13       9/15/2015      5,406
                                                                                          --------
           OTHER DIVERSIFIED FINANCIAL SERVICES (5.9%)
   2,000   Bank of America Corp.                                   1.78(a)    7/11/2014      2,001
   1,000   Bank of America Corp.                                   1.05(a)    3/22/2016      1,008
   2,000   Bank of America Corp.                                   0.49(a)   10/14/2016      1,993
   1,000   Citigroup, Inc.                                         5.00       9/15/2014      1,009
   1,000   Citigroup, Inc.                                         2.25       8/07/2015      1,017
   1,000   Citigroup, Inc.                                         1.25       1/15/2016      1,006
   5,000   Citigroup, Inc.                                         0.50(a)    6/09/2016      4,957
   1,000   Citigroup, Inc.                                         1.92(a)    5/15/2018      1,040
   1,000   General Electric Capital Corp.                          0.49(a)    9/15/2014      1,000
   2,000   General Electric Capital Corp.                          1.26(a)    7/02/2015      2,020
   1,000   General Electric Capital Corp.                          0.83(a)   12/11/2015      1,007
   1,500   General Electric Capital Corp.                          0.43(a)    1/08/2016      1,502
   2,000   General Electric Capital Corp.                          0.88(a)    7/12/2016      2,019
   1,697   General Electric Capital Corp.                          0.55(a)   12/20/2016      1,694
   2,565   JPMorgan Chase & Co.(d)                                 5.13       9/15/2014      2,589
   2,168   JPMorgan Chase & Co.                                    5.25       5/01/2015      2,252
   2,841   JPMorgan Chase & Co.                                    1.44(a)    9/01/2015      2,841
   2,000   JPMorgan Chase & Co.                                    0.94(a)    3/31/2016      2,000
                                                                                          --------
                                                                                            32,955
                                                                                          --------
           PROPERTY & CASUALTY INSURANCE (0.8%)
   2,374   CNA Financial Corp.                                     5.85      12/15/2014      2,434
   2,000   Sirius International Group.(c)                          6.38       3/20/2017      2,213
                                                                                          --------
                                                                                             4,647
                                                                                          --------
           REAL ESTATE OPERATING COMPANIES (0.3%)
     500   PPF Funding, Inc.(c)                                    5.13       6/01/2015        517
   1,068   PPF Funding, Inc.(c)                                    5.63       1/15/2017      1,148
                                                                                          --------
                                                                                             1,665
                                                                                          --------
           REGIONAL BANKS (7.5%)
   6,000   Branch Banking & Trust Co.(d)                           0.55(a)    9/13/2016      5,979
   2,000   Cullen/Frost Bankers, Inc.                              0.75(a)    2/15/2017      1,984
   2,200   Fifth Third Bancorp                                     0.65(a)   12/20/2016      2,186
   3,000   Fifth Third Bank                                        0.64(a)    2/26/2016      3,008
   1,000   Fifth Third Bank                                        0.74(a)   11/18/2016      1,005
   4,000   Huntington National Bank                                1.35       8/02/2016      4,030

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                          COUPON                       VALUE
(000)       SECURITY                                             RATE         MATURITY       (000)
--------------------------------------------------------------------------------------------------
 $ 1,968    Key Bank, N.A.                                       4.95%        9/15/2015   $  2,065
   1,661    National City Bank                                   0.58(a)     12/15/2016      1,658
   4,225    National City Bank                                   0.60(a)      6/07/2017      4,218
   1,000    PNC Bank, N.A.                                       2.20         1/28/2019      1,011
   1,500    Regions Financial Corp.                              7.75        11/10/2014      1,538
   1,000    Suntrust Bank                                        0.53(a)      4/01/2015      1,000
   4,900    Suntrust Bank                                        0.52(a)      8/24/2015      4,896
     772    Suntrust Bank                                        5.00         9/01/2015        808
   2,000    Union Bank, N.A.                                     1.50         9/26/2016      2,029
   1,000    Union Bank, N.A.                                     2.63         9/26/2018      1,029
   3,500    Zions Bancorp.                                       6.00         9/15/2015      3,699
                                                                                          --------
                                                                                            42,143
                                                                                          --------
            REITs - DIVERSIFIED (0.8%)
   1,275    Liberty Property, LP                                 5.65         8/15/2014      1,283
     850    Mid-America Apartments, LP(c)                        5.50        10/01/2015        899
   2,000    Washington REIT                                      5.35         5/01/2015      2,068
                                                                                          --------
                                                                                             4,250
                                                                                          --------
            REITs - HEALTH CARE (0.2%)
   1,000    Health Care Property Investors, Inc.                 5.63         5/01/2017      1,117
                                                                                          --------
            REITs - INDUSTRIAL (0.1%)
     600    Prologis, LP                                         4.00         1/15/2018        641
                                                                                          --------
            REITs - OFFICE (1.6%)
   1,942    CommonWealth REIT                                    5.75        11/01/2015      2,005
   1,595    Digital Realty Trust, LP                             4.50         7/15/2015      1,641
     640    Mack-Cali Realty, LP                                 5.13         1/15/2015        654
   2,552    Mack-Cali Realty, LP                                 2.50        12/15/2017      2,585
   2,240    Reckson Operating Partnership, LP                    5.88         8/15/2014      2,252
                                                                                          --------
                                                                                             9,137
                                                                                          --------
            REITs - RESIDENTIAL (0.3%)
   1,350    UDR, Inc.                                            4.25         6/01/2018      1,450
                                                                                          --------
            REITs - RETAIL (1.6%)
   1,120    DDR Corp.                                            5.50         5/01/2015      1,163
     820    Equity One, Inc.                                     6.00         9/15/2017        917
     905    Kimco Realty Corp.                                   5.58        11/23/2015        964
     500    Pan Pacific Retail Properties, Inc.                  5.25         9/01/2015        526
     500    Realty Income Corp.                                  5.38         9/15/2017        557
   2,000    Regency Centers, LP                                  5.25         8/01/2015      2,095
   2,596    Simon Property Group, LP                             4.20         2/01/2015      2,627
                                                                                          --------
                                                                                             8,849
                                                                                          --------

================================================================================

14  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                          COUPON                       VALUE
(000)       SECURITY                                             RATE         MATURITY       (000)
--------------------------------------------------------------------------------------------------
            REITs - SPECIALIZED (0.3%)
 $   755    Hospitality Properties Trust                         5.13%        2/15/2015   $    759
   1,000    Hospitality Properties Trust                         5.63         3/15/2017      1,095
                                                                                          --------
                                                                                             1,854
                                                                                          --------
            THRIFTS & MORTGAGE FINANCE (0.3%)
   2,000    Chittenden Corp.                                     0.91(a)      2/14/2017      1,986
                                                                                          --------
            Total Financials                                                               171,239
                                                                                          --------
            HEALTH CARE (2.5%)
            ------------------
            HEALTH CARE EQUIPMENT (0.3%)
   2,000    Mallinckrodt International Finance S.A.              3.50         4/15/2018      2,000
                                                                                          --------
            HEALTH CARE FACILITIES (0.5%)
   1,687    HCA, Inc.(b)                                         2.65         2/02/2016      1,690
     993    HCA, Inc.(b)                                         2.90         3/31/2017        996
                                                                                          --------
                                                                                             2,686
                                                                                          --------
            HEALTH CARE SERVICES (1.3%)
   2,526    Express Scripts Holding Co.(b)                       1.90         8/29/2016      2,529
   1,882    Fresenius Medical Care AG & Co. KGaA(b)              1.97        10/30/2017      1,887
     768    Laboratory Corp. of America Holdings                 2.20         8/23/2017        782
   2,000    Quest Diagnostics, Inc.                              2.70         4/01/2019      2,028
                                                                                          --------
                                                                                             7,226
                                                                                          --------
            PHARMACEUTICALS (0.4%)
   2,000    AbbVie, Inc.                                         0.98(a)     11/06/2015      2,017
                                                                                          --------
            Total Health Care                                                               13,929
                                                                                          --------
            INDUSTRIALS (3.2%)
            ------------------
            AIRLINES (0.5%)
   1,500    Aviation Capital Group Corp.(c)                      3.88         9/27/2016      1,553
   1,033    Continental Airlines, Inc. "B" Pass-Through Trust    6.25         4/13/2020      1,127
                                                                                          --------
                                                                                             2,680
                                                                                          --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
   1,500    CNH Capital, LLC                                     3.88        11/01/2015      1,538
     500    CNH Capital, LLC                                     3.25         2/01/2017        509
                                                                                          --------
                                                                                             2,047
                                                                                          --------
            TRADING COMPANIES & DISTRIBUTORS (0.3%)
   2,000    International Lease Finance Corp.                    2.18(a)      6/15/2016      2,020
                                                                                          --------
            TRUCKING (2.0%)
   2,992    Avis Budget Car Rental, LLC(b),(e)                   3.00         3/15/2019      2,993
   2,000    Hertz Corp.(b),(e)                                   3.00         3/11/2018      1,989

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                            COUPON                     VALUE
(000)      SECURITY                                                RATE       MATURITY       (000)
--------------------------------------------------------------------------------------------------
 $ 1,000   Penske Truck Leasing Co., LP / PTL Finance Corp.(c)     2.50%      7/11/2014   $  1,000
   3,000   Penske Truck Leasing Co., LP / PTL Finance Corp.(c)     3.13       5/11/2015      3,066
   1,000   Penske Truck Leasing Co., LP / PTL Finance Corp.(c)     2.50       3/15/2016      1,028
   1,000   Penske Truck Leasing Co., LP / PTL Finance Corp.(c)     2.88       7/17/2018      1,025
                                                                                          --------
                                                                                            11,101
                                                                                          --------
           Total Industrials                                                                17,848
                                                                                          --------
           INFORMATION TECHNOLOGY (0.5%)
           -----------------------------
           ELECTRONIC COMPONENTS (0.5%)
   3,000   Amphenol Corp.                                          2.55       1/30/2019      3,045
                                                                                          --------
           MATERIALS (1.8%)
           ----------------
           ALUMINUM (0.4%)
   1,000   Alcoa, Inc.                                             5.55       2/01/2017      1,092
   1,000   Alcoa, Inc.                                             5.72       2/23/2019      1,113
                                                                                          --------
                                                                                             2,205
                                                                                          --------
           CONSTRUCTION MATERIALS (0.9%)
   5,000   Martin Marietta Materials, Inc.(c),(e)                  1.33(a)    6/30/2017      5,001
                                                                                          --------
           DIVERSIFIED METALS & MINING (0.3%)
   2,000   Freeport-McMoRan Copper & Gold, Inc.                    2.38       3/15/2018      2,031
                                                                                          --------
           SPECIALTY CHEMICALS (0.2%)
   1,000   Ashland, Inc.                                           3.00       3/15/2016      1,025
                                                                                          --------
           Total Materials                                                                  10,262
                                                                                          --------
           TELECOMMUNICATION SERVICES (0.7%)
           ---------------------------------
           INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
   2,000   Verizon Wireless Capital, LLC                           2.50       9/15/2016      2,063
                                                                                          --------
           WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   1,995   Crown Castle Operating Co.(b)                           3.00       1/31/2019      1,999
                                                                                          --------
           Total Telecommunication Services                                                  4,062
                                                                                          --------
           UTILITIES (2.0%)
           ----------------
           ELECTRIC UTILITIES (1.7%)
   2,000   FirstEnergy Corp.                                       2.75       3/15/2018      2,026
   5,000   IPALCO Enterprises, Inc.                                5.00       5/01/2018      5,362
     710   PPL Energy Supply, LLC                                  5.70      10/15/2015        747
   1,186   Trans-Allegheny Interstate Line Co.(c)                  4.00       1/15/2015      1,205
                                                                                          --------
                                                                                             9,340
                                                                                          --------

================================================================================

16  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                            COUPON                     VALUE
(000)      SECURITY                                                RATE       MATURITY       (000)
--------------------------------------------------------------------------------------------------
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
 $ 1,750   Curtis Palmer, Inc.(c)                                  5.90%      7/15/2014   $  1,753
                                                                                          --------
           Total Utilities                                                                  11,093
                                                                                          --------
           Total Corporate Obligations (cost: $259,595)                                    262,319
                                                                                          --------

           EURODOLLAR AND YANKEE OBLIGATIONS (22.6%)

           CONSUMER DISCRETIONARY (2.7%)
           -----------------------------
           AUTOMOBILE MANUFACTURERS (2.7%)
   2,000   Daimler Finance N.A., LLC(c)                            0.83(a)    1/09/2015      2,005
   1,000   Daimler Finance N.A., LLC(c)                            1.65       4/10/2015      1,010
   1,000   Daimler Finance N.A., LLC(c)                            0.91(a)    8/01/2016      1,010
   1,200   Hyundai Capital Services, Inc.(c)                       1.03(a)    3/18/2017      1,204
   1,375   Nissan Motor Acceptance Corp.(c)                        4.50       1/30/2015      1,405
   1,000   Nissan Motor Acceptance Corp.(c)                        0.93(a)    9/26/2016      1,007
   1,765   Nissan Motor Acceptance Corp.(c)                        0.78(a)    3/03/2017      1,771
   3,000   Nissan Motor Acceptance Corp.(c)                        1.95       9/12/2017      3,040
   1,000   Nissan Motor Acceptance Corp.(c)                        2.35       3/04/2019      1,008
   2,000   Volkswagen AG(c)                                        0.60(a)    5/23/2017      2,004
                                                                                          --------
                                                                                            15,464
                                                                                          --------
           Total Consumer Discretionary                                                     15,464
                                                                                          --------
           ENERGY (3.4%)
           -------------
           INTEGRATED OIL & GAS (2.6%)
   2,000   BP Capital Markets plc                                  0.64(a)   11/07/2016      2,011
   3,495   BP Capital Markets plc                                  1.63       8/17/2017      3,528
   2,000   Petrobras Global Finance B.V.                           1.85(a)    5/20/2016      2,007
   2,000   Petrobras International Finance Co.                     3.88       1/27/2016      2,067
   2,000   Petrobras International Finance Co.                     3.50       2/06/2017      2,058
   3,000   TransCanada PipeLines Ltd.                              0.91(a)    6/30/2016      3,026
                                                                                          --------
                                                                                            14,697
                                                                                          --------
           OIL & GAS EXPLORATION & PRODUCTION (0.4%)
   2,000   Woodside Finance Ltd.(c)                                4.50      11/10/2014      2,028
                                                                                          --------
           OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   1,000   Enbridge, Inc.                                          0.88(a)   10/01/2016      1,006
   1,500   Enbridge, Inc.                                          0.68(a)    6/02/2017      1,504
                                                                                          --------
                                                                                             2,510
                                                                                          --------
           Total Energy                                                                     19,235
                                                                                          --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                         COUPON                        VALUE
(000)         SECURITY                                          RATE         MATURITY        (000)
--------------------------------------------------------------------------------------------------
              FINANCIALS (9.5%)
              -----------------
              CONSUMER FINANCE (0.7%)
  $ 4,000     American Honda Finance Corp.(c)                   0.60%(a)     5/26/2016    $  4,019
                                                                                          --------
              DIVERSIFIED BANKS (5.9%)
    2,000     Abbey National Treasury Services                  0.74(a)      3/13/2017       2,004
    2,000     ABN AMRO Bank N.V.(c)                             1.38         1/22/2016       2,019
    2,000     ABN AMRO Bank N.V.(c)                             1.03(a)     10/28/2016       2,019
    1,000     ANZ New Zealand International Ltd.(c)             3.13         8/10/2015       1,029
    1,000     ANZ New Zealand International Ltd.(c)             1.85        10/15/2015       1,015
    2,000     Banco Santander Chile(c)                          1.13(a)      4/11/2017       2,001
    2,000     Barclays Bank plc                                 5.20         7/10/2014       2,002
    3,000     Canadian Imperial Bank                            0.75(a)      7/18/2016       3,019
      970     Commonwealth Bank of Australia(c)                 3.75        10/15/2014         980
    1,500     Commonwealth Bank of Australia                    1.95         3/16/2015       1,517
    2,000     Commonwealth Bank of Australia(c)                 0.73(a)      9/20/2016       2,013
    1,000     National Australia Bank Ltd.(c)                   1.18(a)      7/25/2014       1,001
    1,000     Norddeutsche Landesbank Girozentrale(c)           0.88        10/16/2015       1,005
    1,950     Rabobank Nederland(c)                             3.20         3/11/2015       1,989
    2,225     Standard Chartered Bank(c)                        6.40         9/26/2017       2,525
    2,000     Standard Chartered plc(c)                         3.20         5/12/2016       2,085
    1,000     Sumitomo Mitsui Banking Corp.(c)                  1.18(a)      7/22/2014       1,001
    2,000     Svenska Handelsbanken AB                          0.70(a)      9/23/2016       2,013
    2,000     Swedbank AB(c)                                    1.75         3/12/2018       1,999
                                                                                          --------
                                                                                            33,236
                                                                                          --------
              DIVERSIFIED CAPITAL MARKETS (0.5%)
    1,000     Credit Suisse New York                            3.50         3/23/2015       1,022
    2,000     Deutsche Bank AG                                  0.83(a)      2/13/2017       2,011
                                                                                          --------
                                                                                             3,033
                                                                                          --------
              LIFE & HEALTH INSURANCE (0.4%)
    2,000     Sun Canada Financial Co.(c)                       7.25        12/15/2015       2,126
                                                                                          --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
    2,000     ING Bank N.V.(c)                                  1.87(a)      9/25/2015       2,034
    2,000     ING Bank N.V.(c)                                  2.00         9/25/2015       2,033
    2,000     ING Bank N.V.(c)                                  1.18(a)      3/07/2016       2,019
                                                                                          --------
                                                                                             6,086
                                                                                          --------
              PROPERTY & CASUALTY INSURANCE (0.9%)
    2,000     QBE Insurance Group Ltd.(c)                       2.40         5/01/2018       1,999
    3,000     Suncorp-Metway Ltd.(c)                            0.93(a)      3/28/2017       3,002
                                                                                          --------
                                                                                             5,001
                                                                                          --------
              Total Financials                                                              53,501
                                                                                          --------

================================================================================

18  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                           COUPON                      VALUE
(000)       SECURITY                                              RATE       MATURITY        (000)
--------------------------------------------------------------------------------------------------
            INDUSTRIALS (2.9%)
            ------------------
            AIRPORT SERVICES (0.5%)
 $ 3,000    Heathrow Funding Ltd.(c)                              2.50%      6/25/2015    $  3,050
                                                                                          --------
            DIVERSIFIED SUPPORT SERVICES (0.9%)
   5,000    Brambles USA, Inc.(c),(d)                             3.95       4/01/2015       5,108
                                                                                          --------
            INDUSTRIAL CONGLOMERATES (1.2%)
   2,525    Hutchison Whampoa International Ltd.(c)               4.63       9/11/2015       2,644
   4,000    Hutchison Whampoa International Ltd.(c)               2.00      11/08/2017       4,046
                                                                                          --------
                                                                                             6,690
                                                                                          --------
            RAILROADS (0.3%)
   1,500    Asciano Finance Ltd.(c)                               3.13       9/23/2015       1,531
                                                                                          --------
            Total Industrials                                                               16,379
                                                                                          --------
            MATERIALS (3.8%)
            ----------------
            DIVERSIFIED METALS & MINING (2.5%)
   3,000    Anglo American Capital plc(c)                         1.18(a)    4/15/2016       3,011
   1,750    Glencore Finance Canada Ltd.(c)                       2.85      11/10/2014       1,760
   2,000    Glencore Finance Canada Ltd.(c)                       2.05      10/23/2015       2,023
   2,000    Glencore Funding, LLC(c)                              1.70       5/27/2016       2,019
   1,000    Glencore Funding, LLC(c)                              3.13       4/29/2019       1,021
   3,000    Rio Tinto Finance USA plc                             1.07(a)    6/17/2016       3,027
   1,000    Vedanta Resources plc(c)                              6.75       6/07/2016       1,063
                                                                                          --------
                                                                                            13,924
                                                                                          --------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
   3,000    Yara International ASA(c)                             5.25      12/15/2014       3,063
                                                                                          --------
            STEEL (0.7%)
   2,000    ArcelorMittal                                         4.25       2/25/2015       2,038
   2,000    ArcelorMittal                                         4.25       3/01/2016       2,080
                                                                                          --------
                                                                                             4,118
                                                                                          --------
            Total Materials                                                                 21,105
                                                                                          --------
            UTILITIES (0.3%)
            ----------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
   1,500    Transalta Corp.                                       4.75       1/15/2015       1,534
                                                                                          --------
            Total Eurodollar and Yankee Obligations (cost: $126,215)                       127,218
                                                                                          --------
            ASSET-BACKED SECURITIES (6.2%)

            FINANCIALS (6.2%)
            -----------------
            ASSET-BACKED FINANCING (6.2%)
   2,000    AmeriCredit Automobile Receivables Trust              4.26       2/08/2017       2,060

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                            COUPON                     VALUE
(000)         SECURITY                                             RATE       MATURITY       (000)
--------------------------------------------------------------------------------------------------
 $ 2,000      AmeriCredit Automobile Receivables Trust             4.00%      5/08/2017   $  2,057
   1,005      AmeriCredit Automobile Receivables Trust             2.42       5/08/2018      1,028
   2,518      Arran Residential Mortgages Funding plc(c)           1.68(a)   11/19/2047      2,547
   2,000      California Republic Auto Receivables Trust           1.57      12/16/2019      2,004
   2,200      California Republic Auto Receivables Trust           2.30      12/16/2019      2,208
   1,000      California Republic Auto Receivables Trust           2.34       4/15/2020      1,001
   2,500      Chase Issuance Trust                                 0.61(a)    4/15/2019      2,483
   1,000      CNH Equipment Trust                                  1.61       5/17/2021      1,001
   1,000      Credit Acceptance Auto Loan Trust(c)                 1.21      10/15/2020      1,003
   1,000      Credit Acceptance Auto Loan Trust(c)                 1.83       4/15/2021      1,009
     151      Enterprise Fleet Financing, LLC(c)                   1.62       5/20/2017        151
   1,136      Exeter Automobile Receivables Trust(c)               1.49      11/15/2017      1,141
   2,459      Exeter Automobile Receivables Trust(c)               1.29       5/15/2018      2,465
   1,000      GE Dealer Floorplan Master Note Trust                0.55(a)    4/20/2018      1,003
   3,000      GE Equipment Small Ticket, LLC(c)                    1.39       7/24/2020      3,034
   1,470      Gracechurch Mortgage Financing plc(c)                1.78(a)   11/20/2056      1,482
     999      Holmes Master Issuer plc(c)                          1.78(a)   10/15/2054      1,005
   2,250      Prestige Auto Receivables Trust(c)                   0.97       3/15/2018      2,251
      18      Santander Drive Auto Receivables Trust               2.35      11/16/2015         18
   1,855      Santander Drive Auto Receivables Trust               4.01       2/15/2017      1,914
   2,000      Santander Drive Auto Receivables Trust               1.45       5/15/2019      2,002
                                                                                          --------
                                                                                            34,867
                                                                                          --------
              Total Financials                                                              34,867
                                                                                          --------
              Total Asset-Backed Securities (cost: $34,625)                                 34,867
                                                                                          --------
              COMMERCIAL MORTGAGE SECURITIES (11.9%)

              FINANCIALS (11.9%)
              ------------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (11.9%)
   1,500      Banc of America Commercial Mortgage, Inc.            4.73       7/10/2043      1,540
   2,405      Banc of America Commercial Mortgage, Inc.            5.68       7/10/2046      2,619
     199      Banc of America Commercial Mortgage, Inc.            5.62       2/10/2051        198
   2,000      Banc of America Commercial Mortgage, Inc.            6.42       2/10/2051      2,274
   2,000      Banc of America Commercial Mortgage, Inc.            6.46       2/10/2051      2,278
     327      Bear Stearns Commercial Mortgage Securities, Inc.    5.60       3/11/2039        329
   2,000      Bear Stearns Commercial Mortgage Securities, Inc.    5.41      12/11/2040      2,082
   1,315      Bear Stearns Commercial Mortgage Securities, Inc.    4.67       6/11/2041      1,349
   1,000      CGWF Commercial Mortgage Trust(c)                    1.10      11/15/2030      1,001
   1,000      Chase Commercial Mortgage Securities Corp.(c)        6.56       5/18/2030      1,036
   3,000      Citigroup Commercial Mortgage Trust(c)               1.21       6/15/2033      3,013
   1,268      Citigroup Deutsche Bank Commercial Mortgage Trust    5.28      12/11/2049      1,309
     992      Commercial Mortgage Trust(c)                         1.67      10/13/2028        997
   1,700      Commercial Mortgage Trust(c)                         1.75       2/13/2032      1,712

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20  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                               COUPON                  VALUE
(000)       SECURITY                                                  RATE     MATURITY      (000)
--------------------------------------------------------------------------------------------------
 $   520    Commercial Mortgage Trust                                 5.97%    6/10/2046  $    560
   2,610    Commercial Mortgage Trust                                 1.28     8/10/2046     2,612
   1,478    Credit Suisse First Boston Mortgage Securities Corp.      4.83     4/15/2037     1,510
     928    GE Capital Commercial Mortgage Corp.                      5.49    11/10/2045       931
   2,000    Greenwich Capital Commercial Funding Corp.                6.01     7/10/2038     2,172
   3,000    GS Mortgage Securities Corp. II                           5.62     4/10/2038     3,201
   1,882    GS Mortgage Securities Corp. II                           4.75     7/10/2039     1,922
  46,168    GS Mortgage Securities Trust, acquired 1/02/2014;
               cost $1,880(c),(f)                                     1.25     3/10/2044     1,629
   1,456    GS Mortgage Securities Trust                              1.21     7/10/2046     1,460
   2,000    Hilton USA Trust(c)                                       1.65    11/05/2030     2,007
   1,000    Hilton USA Trust(c)                                       3.37    11/05/2030     1,029
   1,000    J.P. Morgan Chase Commercial Mortgage
              Securities Corp.(c)                                     1.10    12/15/2030     1,001
   2,000    J.P. Morgan Chase Commercial Mortgage
              Securities Corp.(c)                                     1.90    12/15/2030     2,006
     513    J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                        4.65     1/12/2037       513
     881    J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                        5.12     7/15/2041       881
   1,155    J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                        5.46     1/12/2043     1,217
   1,300    J.P. Morgan Chase Commercial Mortgage
              Securities Corp.(c)                                     3.62    11/15/2043     1,385
     337    J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                        5.45    12/12/2043       336
     849    J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                        5.43    12/15/2044       857
     349    J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                        6.06     4/15/2045       358
   1,000    J.P. Morgan Chase Commercial Mortgage
              Securities Corp.(c)                                     4.39     2/15/2046     1,094
     220    J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                        5.82     2/12/2051       221
  11,873    JPMBB Commercial Morgage Securities Trust,
               acquired 4/30/2014; cost $775(f)                       1.45     4/15/2047       765
     182    LB-UBS Commercial Mortgage Trust                          5.17    11/15/2030       182
     134    LB-UBS Commercial Mortgage Trust                          4.57     1/15/2031       139
   2,383    LB-UBS Commercial Mortgage Trust                          5.16     2/15/2031     2,508
      61    Merrill Lynch-Countrywide
               Commercial Mortgage Trust                              6.04     8/12/2049        61
     352    Morgan Stanley Capital I, Inc.                            4.97     8/13/2042       355
   2,030    Morgan Stanley Capital I, Inc.                            5.33     3/15/2044     2,054
   1,820    Motel 6 Trust(c)                                          1.50    10/05/2025     1,834

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)       SECURITY                                             RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------
 $ 3,000    SCG Trust(c)                                         1.55%     11/15/2026     $   3,016
     500    Timberstar Trust(c)                                  6.21      10/15/2036           531
     183    Wachovia Bank Commercial Mortgage Trust              5.58       3/15/2045           183
     348    Wachovia Bank Commercial Mortgage Trust              5.94       6/15/2045           353
   3,000    Wells Fargo Commercial Mortgage Trust(c)             1.18       2/15/2027         3,009
   1,000    Wells Fargo Commercial Mortgage Trust(c)             1.50       2/15/2027         1,002
                                                                                          ---------
                                                                                             66,631
                                                                                          ---------
            Total Financials                                                                 66,631
                                                                                          ---------
            Total Commercial Mortgage Securities (cost: $66,235)                             66,631
                                                                                          ---------
            U.S. GOVERNMENT AGENCY ISSUES (0.5%)(g)

            COMMERCIAL MORTGAGE-BACKED SECURITIES (0.5%)
  13,976    Fannie Mae (+)                                       2.32      12/25/2019         1,061
  22,428    Freddie Mac (+)                                      1.85       4/25/2017           811
   5,252    Freddie Mac (+)                                      3.27       1/25/2019           601
   6,148    Freddie Mac (+)                                      1.51      11/25/2019           378
                                                                                          ---------
                                                                                              2,851
                                                                                          ---------
            Total U.S. Government Agency Issues (cost: $2,750)                                2,851
                                                                                          ---------
            MUNICIPAL BONDS (4.1%)

            AGRICULTURAL PRODUCTS (0.4%)
   2,000    Washington County                                    1.38       9/01/2030(h)      2,018
                                                                                          ---------
            AIRPORT/PORT (0.4%)
   1,000    Chicago Midway Airport                               3.53       1/01/2041(h)      1,046
   1,000    Louisiana Offshore Terminal Auth.                    2.20      10/01/2040(h)      1,007
                                                                                          ---------
                                                                                              2,053
                                                                                          ---------
            EDUCATION (0.1%)
     855    Pinellas County Educational Facilities Auth.         5.00      10/01/2014           865
                                                                                          ---------
            ELECTRIC UTILITIES (0.5%)
   3,000    Beaver County IDA                                    2.20       1/01/2035(h)      3,027
                                                                                          ---------
            ELECTRIC/GAS UTILITIES (1.1%)
   1,000    Jackson Energy Auth.                                 1.50       4/01/2017         1,016
   5,000    South Carolina Public Service Auth.                  1.25(a)    6/01/2016         5,030
                                                                                          ---------
                                                                                              6,046
                                                                                          ---------
            ENVIRONMENTAL & FACILITIES SERVICES (0.7%)
   3,000    Michigan Strategic Fund                              1.50       8/01/2027(h)      3,001
   1,000    South Carolina Jobs EDA                              1.88      11/01/2016         1,022
                                                                                          ---------
                                                                                              4,023
                                                                                          ---------

================================================================================

22  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                             COUPON                    VALUE
(000)        SECURITY                                               RATE      MATURITY       (000)
--------------------------------------------------------------------------------------------------
             GENERAL OBLIGATION (0.5%)
 $  1,760    Illinois State                                         4.42%     4/01/2015   $  1,809
    1,250    Town of Stratford                                      2.49      8/15/2017      1,294
                                                                                          --------
                                                                                             3,103
                                                                                          --------
             PAPER PRODUCTS (0.1%)
      660    Savannah EDA                                           5.10      8/01/2014        663
                                                                                          --------
             SALES TAX (0.2%)
    1,000    Arizona School Facilities Board                        2.08      9/01/2018      1,017
                                                                                          --------
             TOLL ROADS (0.1%)
      500    Tampa-Hillsborough County Expressway Auth.             1.79      7/01/2017        503
                                                                                          --------
             Total Municipal Bonds (cost: $23,076)                                          23,318
                                                                                          --------
             EXCHANGE-TRADED FUNDS (0.2%)
       40    SPDR Barclays Short-Term Corporate Bond ETF (cost: $1,232)                      1,232
                                                                                          --------
             MONEY MARKET INSTRUMENTS (8.9%)

             VARIABLE-RATE DEMAND NOTES (7.9%)

             CONSUMER DISCRETIONARY (0.6%)
             -----------------------------
             EDUCATION SERVICES (0.6%)
    3,135    Frisch School (LOC - Santander Bank, N.A.)             1.29      5/01/2036      3,135
                                                                                          --------
             ENERGY (0.6%)
             -------------
             OIL & GAS REFINING & MARKETING (0.6%)
    3,500    Port of Port Arthur Navigation District                0.19     11/01/2040      3,500
                                                                                          --------
             FINANCIALS (1.5%)
             -----------------
             REAL ESTATE OPERATING COMPANIES (1.5%)
    4,250    MOBR 04, LLC (LOC - Compass Bank)                      1.50      9/01/2024      4,250
    4,000    New York City Housing Dev. Corp. (LOC - RBS
                Citizens, N.A.)                                     0.30      3/01/2048      4,000
                                                                                          --------
                                                                                             8,250
                                                                                          --------
             Total Financials                                                                8,250
                                                                                          --------
             INDUSTRIALS (0.8%)
             ------------------
             AIRPORT SERVICES (0.8%)
    4,760    Metropolitan Nashville Airport Auth.
                (LOC - Regions Bank)(d)                             2.12      4/01/2030      4,760
                                                                                          --------
             MATERIALS (1.3%)
             ----------------
             STEEL (1.3%)
    2,500    Berkeley County                                        0.36      9/01/2028      2,500
      522    Decatur IDB                                            0.36      8/01/2036        522

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                               COUPON                  VALUE
(000)        SECURITY                                                 RATE     MATURITY      (000)
--------------------------------------------------------------------------------------------------
 $  4,325    Indiana Finance Auth. (LOC - Banco Bilbao
                Vizcaya Argentaria S.A.)                              0.55%    8/01/2030  $  4,325
                                                                                          --------
                                                                                             7,347
                                                                                          --------
             Total Materials                                                                 7,347
                                                                                          --------
             MUNICIPAL BONDS (2.9%)
             ----------------------
             APPROPRIATED DEBT (1.0%)
    6,000    Allegheny County (INS) (LIQ)                             0.20    11/01/2039     6,000
                                                                                          --------
             EDUCATION (0.5%)
    2,675    California Infrastructure and Economic Dev. Bank
                (LOC - California Bank & Trust)                       0.36    10/01/2028     2,675
                                                                                          --------
             MULTIFAMILY HOUSING (1.4%)
    1,140    Albany Housing Auth. (LOC - RBS Citizens, N.A.)          0.47    12/01/2025     1,140
    3,000    Dallas Housing Finance Corp. (LIQ)
                (LOC - Citigroup, Inc.)(c)                            1.00     9/01/2019     3,000
    1,700    Florida Housing Finance Corp.
                (LOC - SunTrust Bank)                                 0.31     4/01/2034     1,700
    1,960    Southeast Texas Housing Finance Corp.
                (LIQ) (LOC - Citigroup, Inc.)(c)                      1.00     6/01/2019     1,960
                                                                                          --------
                                                                                             7,800
                                                                                          --------
             Total Municipal Bonds                                                          16,475
                                                                                          --------
             UTILITIES (0.2%)
             ----------------
             WATER UTILITIES (0.2%)
      930    Iowa Finance Auth. (LOC - Societe Generale)              0.35    11/01/2017       930
                                                                                          --------
             Total Variable-Rate Demand Notes                                               44,397
                                                                                          --------

--------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (1.0%)
 5,490,092   State Street Institutional Liquid Reserve Fund, 0.06%(i)                        5,490
                                                                                          --------
             Total Money Market Instruments (cost: $49,887)                                 49,887
                                                                                          --------

             TOTAL INVESTMENTS (COST: $563,615)                                           $568,323
                                                                                          ========

================================================================================

24  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT      SIGNIFICANT
                                   IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS              INPUTS          INPUTS         TOTAL
------------------------------------------------------------------------------------------------------
Bonds:
 Corporate Obligations                        $   --            $262,319              $--     $262,319
 Eurodollar and Yankee Obligations                --             127,218               --      127,218
 Asset-Backed Securities                          --              34,867               --       34,867
 Commercial Mortgage Securities                   --              66,631               --       66,631
 U.S. Government Agency Issues                    --               2,851               --        2,851
 Municipal Bonds                                  --              23,318               --       23,318
 Exchange-Traded Funds                         1,232                  --               --        1,232

Money Market Instruments:
 Variable-Rate Demand Notes                       --              44,397               --       44,397
 Money Market Funds                            5,490                  --               --        5,490
------------------------------------------------------------------------------------------------------
Total                                         $6,722            $561,601              $--     $568,323
------------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through June 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 23.9% of net assets at June 30, 2014.

o    CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid,

================================================================================

26  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

 o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    EDA  Economic Development Authority

    IDA  Industrial Development Authority/Agency

    IDB  Industrial Development Board

    REIT Real estate investment trust

    CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS)   Principal and interest payments are insured by Assured
            Guaranty Municipal Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citigroup, Inc. or PNC Bank, N.A.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  27

================================================================================

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o   SPECIFIC NOTES

    (a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2014.

    (b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at June 30, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (d) At June 30, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (e) At June 30, 2014, the aggregate market value of securities purchased on a delayed-delivery basis was $9,983,000, which included when-issued securities of $5,001,000.

    (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2014, was $2,394,000, which represented 0.4% of the Fund's net assets.

================================================================================

28  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    (g) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

    (h) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    (i) Rate represents the money market fund annualized seven-day yield at June 30, 2014.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $563,615)                          $568,323
   Cash                                                                                         81
   Receivables:
      Capital shares sold                                                                    1,742
      Interest                                                                               2,659
      Securities sold                                                                          254
                                                                                          --------
         Total assets                                                                      573,059
                                                                                          --------
LIABILITIES
   Payables:
      Securities purchased                                                                   8,810
      Capital shares redeemed                                                                2,092
      Dividends on capital shares                                                               12
   Accrued management fees                                                                     127
   Accrued transfer agent's fees                                                                 9
   Other accrued expenses and payables                                                          74
                                                                                          --------
         Total liabilities                                                                  11,124
                                                                                          --------
            Net assets applicable to capital shares outstanding                           $561,935
                                                                                          ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                        $556,947
   Undistributed net investment income                                                           9
   Accumulated net realized gain on investments                                                271
   Net unrealized appreciation of investments                                                4,708
                                                                                          --------
            Net assets applicable to capital shares outstanding                           $561,935
                                                                                          ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $478,439/47,200 shares outstanding)                      $  10.14
                                                                                          ========
      Institutional Shares (net assets of $83,496/8,237 shares outstanding)               $  10.14
                                                                                          ========

See accompanying notes to financial statements.

================================================================================

30  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                                $    2
   Interest income                                                                           4,853
                                                                                            ------
            Total income                                                                     4,855
                                                                                            ------
EXPENSES
   Management fees                                                                             762
   Administration and servicing fees:
      Fund Shares                                                                              361
      Institutional Shares                                                                      32
   Transfer agent's fees:
      Fund Shares                                                                              188
      Institutional Shares                                                                      32
   Custody and accounting fees:
      Fund Shares                                                                               64
      Institutional Shares                                                                       8
   Postage:
      Fund Shares                                                                                8
   Shareholder reporting fees:
      Fund Shares                                                                               13
   Trustees' fees                                                                               11
   Registration fees:
      Fund Shares                                                                               42
      Institutional Shares                                                                      12
   Professional fees                                                                            46
   Other                                                                                         8
                                                                                            ------
            Total expenses                                                                   1,587
                                                                                            ------
NET INVESTMENT INCOME                                                                        3,268
                                                                                            ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on:
      Unaffiliated transactions                                                                 63
      Affiliated transactions (Note 8)                                                          32
   Change in net unrealized appreciation/depreciation                                        1,610
                                                                                            ------
            Net realized and unrealized gain                                                 1,705
                                                                                            ------
   Increase in net assets resulting from operations                                         $4,973
                                                                                            ======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2014 (unaudited), and year ended
December 31, 2013

--------------------------------------------------------------------------------

                                                                   6/30/2014          12/31/2013
------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $ 3,268            $  6,810
   Net realized gain on investments                                       95                 514
   Change in net unrealized appreciation/depreciation
      of investments                                                   1,610              (1,146)
                                                                     ---------------------------
      Increase in net assets resulting from operations                 4,973               6,178
                                                                     ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                     (2,855)             (6,426)
      Institutional Shares*                                             (404)               (384)
                                                                     ---------------------------
         Total distributions of net investment income                 (3,259)             (6,810)
                                                                     ---------------------------
   Net realized gains:
      Fund Shares                                                          -                (292)
      Institutional Shares*                                                -                 (53)
                                                                     ---------------------------
         Total distributions of net realized gains                         -                (345)
                                                                     ---------------------------
   Distributions to shareholders                                      (3,259)             (7,155)
                                                                     ---------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                        (15,956)            76,493
   Institutional Shares*                                               29,845             53,193
                                                                     ---------------------------
         Total net increase in net assets from
            capital share transactions                                 13,889            129,686
                                                                     ---------------------------
   Net increase in net assets                                          15,603            128,709
NET ASSETS
   Beginning of period                                                546,332            417,623
                                                                     ---------------------------
   End of period                                                     $561,935           $546,332
                                                                     ===========================
Undistributed net investment income:
   End of period                                                     $      9           $      -
                                                                     ===========================

*Institutional shares were initiated on July 12, 2013.

See accompanying notes to financial statements.

================================================================================

32  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Ultra Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek high current income consistent with preservation of principal.

The Fund consists of two classes of shares: Ultra Short-Term Bond Fund Shares (Fund Shares) and Ultra Short-Term Bond Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board.
    Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

34  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value
        (NAV) at the end of each business day.

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain bonds, valued based on methods discussed in Note 1A1, and variable-rate demand notes, which are valued at amortized cost.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining

================================================================================

36  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    substantially fully invested. As of June 30, 2014, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $9,974,000; which included when-issued securities of $5,000,000.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2014, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

For the six-month period ended June 30, 2014, the Fund paid CAPCO facility fees of $1,000, which represents 0.8% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2014, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2013, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended June 30, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remains open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2014, were $117,576,000 and $79,566,000, respectively.

================================================================================

38  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

As of June 30, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2014, were $4,846,000 and $138,000, respectively, resulting in net unrealized appreciation of $4,708,000.

(5) CAPITAL SHARE TRANSACTIONS

At June 30, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                          SIX-MONTH PERIOD ENDED        YEAR ENDED
                                              JUNE 30, 2014         DECEMBER 31, 2013
---------------------------------------------------------------------------------------
                                           SHARES       AMOUNT     SHARES      AMOUNT
                                          ---------------------------------------------
FUND SHARES:
Shares sold                                10,385     $ 105,148     38,990    $ 394,384
Shares issued from reinvested
  dividends                                   280         2,833        633        6,403
Shares redeemed                           (12,242)     (123,937)   (32,098)    (324,294)
                                          ---------------------------------------------
Net increase (decrease) from capital
  share transactions                       (1,577)    $ (15,956)     7,525    $  76,493
                                          =============================================
INSTITUTIONAL SHARES
  (INITIATED ON JULY 12, 2013):
Shares sold                                 3,622     $  36,675      9,724    $  98,014
Shares issued from reinvested
  dividends                                    37           376         26          262
Shares redeemed                              (712)       (7,206)    (4,460)     (45,083)
                                          ---------------------------------------------
Net increase from capital
  share transactions                        2,947     $  29,845      5,290    $  53,193
                                          =============================================

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. For the six-month period ended June 30, 2014, there were no subadvisers.

   The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated seperately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Ultra Short Obligations Funds Index over the performance period. The Lipper Ultra Short Obligations Funds Index, tracks the total return performance of the 30 largest funds in the Lipper Ultra Short Obligation Funds category. For the Fund Shares, the performance period consists of the current month plus the previous 35 months. The performance period for the Institutional Shares includes the performance of the Fund Shares for periods prior to July 12, 2013. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance

================================================================================

40  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

   period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Ultra Short Obligations Funds Index over that period, even if the Fund had overall negative returns during the performance period.

   For the six-month period ended June 30, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $762,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $103,000 and $4,000, respectively. For the Fund Shares and Institutional Shares, the performance adjustments were 0.04% and 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended June 30, 2014, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $361,000 and $32,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2014, the Fund reimbursed the Manager $7,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended June 30, 2014, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $188,000 and $32,000, respectively.

D. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of June 30, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      4.0
USAA Target Retirement 2020 Fund                                        3.3
USAA Target Retirement 2030 Fund                                        2.3
USAA Target Retirement 2040 Fund                                        2.4
USAA Target Retirement 2050 Fund                                        1.5
USAA Target Retirement 2060 Fund                                        0.1

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At

================================================================================

42  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

June 30, 2014, USAA and its affiliates owned 496,000 Institutional Shares, which represents 6.0% of the Institutional Shares and 0.9% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended June 30, 2014, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                  COST TO         NET REALIZED
      SELLER                 PURCHASER           PURCHASER       GAIN TO SELLER
--------------------------------------------------------------------------------
USAA Ultra Short-Term       USAA Money
  Bond Fund                   Market Fund        $2,004,000         $32,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                      PERIOD ENDED                                               PERIOD ENDED
                                        JUNE 30,               YEAR ENDED DECEMBER 31,            DECEMBER 31,
                                     -------------------------------------------------------------------------
                                           2014           2013         2012            2011         2010***
                                     -------------------------------------------------------------------------
Net asset value at
  beginning of period                  $  10.10       $  10.12     $   9.98        $   9.97         $ 10.00
                                       --------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                     .06            .14          .16             .14             .03(a)
  Net realized and
    unrealized gain (loss)                  .04           (.01)         .15             .01            (.04)(a)
                                       --------------------------------------------------------------------
Total from investment
  operations                                .10            .13          .31             .15            (.01)(a)
                                       --------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.06)          (.14)        (.16)           (.14)           (.02)
  Realized capital gains                      -           (.01)        (.01)           (.00)(b)           -
                                       --------------------------------------------------------------------
Total distributions                        (.06)          (.15)        (.17)           (.14)           (.02)
                                       --------------------------------------------------------------------
Net asset value at end
  of period                            $  10.14       $  10.10     $  10.12        $   9.98         $  9.97
                                       ====================================================================
Total return (%)*                           .99           1.22         3.13            1.60            (.10)
Net assets at end of
  period (000)                         $478,439       $492,875     $417,623        $245,819         $82,712
Ratios to average net assets:**
  Expenses (%)                              .59(d)         .58(c)       .58(c),(e)      .60(c)          .60(c),(d)
  Expenses, excluding
    reimbursements (%)                      .59(d)         .58(c)       .59(c)          .67(c)         1.13(c),(d)
  Net investment income (%)                1.19(d)        1.34         1.62            1.46            1.06(d)
Portfolio turnover (%)                       16             39           28              26               1

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2014, average net assets were
    $485,114,000.
*** Fund Shares commenced operations on October 18, 2010.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 0.60% of the Fund Shares' average net assets.

================================================================================

44  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                SIX-MONTH
                                                              PERIOD ENDED                 PERIOD ENDED
                                                                 JUNE 30,                  DECEMBER 31,
                                                              -----------------------------------------
                                                                   2014                         2013***
                                                              -----------------------------------------
Net asset value at beginning of period                          $ 10.10                      $ 10.08
                                                                ------------------------------------
Income from investment operations:
  Net investment income                                             .06                          .06
  Net realized and unrealized gain                                  .04                          .03
                                                                ------------------------------------
Total from investment operations                                    .10                          .09
                                                                ------------------------------------
Less distributions from:
  Net investment income                                            (.06)                        (.06)
  Realized capital gains                                              -                         (.01)
                                                                ------------------------------------
Total distributions                                                (.06)                        (.07)
                                                                ------------------------------------
Net asset value at end of period                                $ 10.14                      $ 10.10
                                                                ====================================

Total return (%)*                                                  1.02                          .81
Net assets at end of period (000)                               $83,496                      $53,457
Ratios to average net assets:**
  Expenses (%)(a)                                                   .53                          .56(b)
  Expenses, excluding reimbursements (%)(a)                         .53                          .56(b)
  Net investment income (%)(a)                                     1.24                         1.19
Portfolio turnover (%)                                               16                           39

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2014, average net assets were
    $65,345,000.
*** Institutional Shares commenced operations on July 12, 2013.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional
    Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

EXPENSE EXAMPLE

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2014, through June 30, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

46  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                         BEGINNING                ENDING             DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE        JANUARY 1, 2014 -
                                       JANUARY 1, 2014         JUNE 30, 2014          JUNE 30, 2014
                                       ---------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00             $1,009.89                 $2.94

Hypothetical
 (5% return before expenses)               1,000.00              1,021.87                  2.96

INSTITUTIONAL SHARES
Actual                                     1,000.00              1,010.19                  2.64

Hypothetical
 (5% return before expenses)               1,000.00              1,022.17                  2.66

* Expenses are equal to the annualized expense ratio of 0.59% for Fund Shares and 0.53% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.99% for Fund Shares and 1.02% for Institutional Shares for the six-month period of January 1, 2014, through June 30, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  47

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 30, 2014, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuance of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the

================================================================================

48  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk

================================================================================

                                                     ADVISORY AGREEMENT(S) |  49

================================================================================

management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was equal to the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager.

================================================================================

50  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one- and three-year periods ending December 31, 2013. The Board also noted that the Fund's percentile performance ranking was in the top 10% of its performance universe for the one-year period ending December 31, 2013, and was in the top 5% of its performance universe for the three-year period ending December 31, 2013.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin for the Manager's business as a whole. The Board also considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  51

================================================================================

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's current Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with a similar investment strategy and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

52  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9453
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9453
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Ref erence Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    94422-0814                               (C)2014, USAA. All rights reserved.
    ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     08/27/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.